Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Gross		$ 29,112	$ 26,014
Less accumulated depreciation		(15,891)	(13,991)
Property, Plant and Equipment, Net	$ 19,138	13,221	12,023
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross		1,420	1,420
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross		21,502	19,058
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Gross		$ 6,190	$ 5,536